UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-3984

                      (Investment Company Act File Number)


                      Federated International Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 2/28/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

  FOREIGN            VALUE IN
  CURRENCY       U.S. DOLLARS
  PAR AMOUNT
  OR SHARES

                    BONDS--100.2%
                    AUSTRALIAN DOLLAR--1.1%
                    STATE/PROVINCIAL--1.1%
  $   2,100,000     New South Wales, State of, Local Gov't. Guarantee, (Series 12RG), 6.00%, 5/1/2012                  $   1,644,690
                    BRITISH POUND--7.0%
                    RETAILERS--1.3%
      1,000,000     Wal-Mart Stores, Inc., 4.75%, 1/29/2013                                                                1,901,690
                    SOVEREIGN--5.7%
      2,000,000     United Kingdom, Government of, 4.75%, 3/7/2020                                                         3,958,549
        750,000     United Kingdom, Government of, Bond, 4.00%, 3/7/2009                                                   1,436,904
      1,700,000     United Kingdom, Government of, Bond, 5.00%, 9/7/2014                                                   3,360,759
                       TOTAL                                                                                               8,756,212
                       TOTAL BRITISH POUND                                                                                10,657,902
                    CANADIAN DOLLAR--1.8%
                    SOVEREIGN--1.8%
      3,270,000     Canada, Government of, 4.25%, 12/1/2008                                                                2,808,409
                    EURO-45.0%
                    BANKING--2.5%
      1,500,000     Hypovereinsbank LUX, 5.523%, 12/18/2008                                                                2,030,482
      1,200,000     Landesbank Schleswig-Holstein, Note, 7.4075%, 6/29/2049                                                1,829,002
                       TOTAL                                                                                               3,859,484
                    CHEMICALS & PLASTICS--2.0%
      2,300,000     Koninklijke DSM NV, Sr. Unsub., (Series EMTN), 6.375%, 12/7/2007                                       3,092,709
                    ELECTRONICS--2.7%
      3,000,000     Philips Electronics NV, Sr. Unsub., 5.75%, 5/16/2008                                                   4,041,114
                    INDUSTRIAL PRODUCTS & EQUIPMENT--1.9%
      2,200,000     Tyco International Group SA, Company Guarantee, 6.125%, 4/4/2007                                       2,916,756
                    MORTGAGE BANKS--4.7%
      5,400,000     Realkredit Danmark A/S, (Series 10E), 4.00%, 1/1/2008                                                  7,149,663
                    OIL & GAS--1.2%
      1,400,000     Pemex Project Funding Master, (Series REGS), 7.75%, 8/2/2007                                           1,878,350
                    SOVEREIGN--25.1%
      3,200,000     Belgium, Government of, 5.00%, 3/28/2035                                                               4,814,877
      1,650,000     Belgium, Government of, Bond, 5.50%, 9/28/2017                                                         2,457,757
      3,100,000     Buoni Poliennali Del Tes, 4.25%, 8/1/2013                                                              4,162,690
      3,700,000     France, Government of, 4.00%, 4/25/2013                                                                4,917,939
      1,800,000     France, Government of, Bond, 4.00%, 4/25/2055                                                          2,338,510
      2,275,000     France, Government of, Bond, 4.25%, 4/25/2019                                                          3,072,489
      3,350,000     France, Government of, O.A.T., 5.00%, 10/25/2016                                                       4,788,323
      3,900,000     Germany, Government of, 4.75%, 7/4/2028                                                                5,626,903
      1,105,000     Germany, Government of, Bond, 5.50%, 1/4/2031                                                          1,762,585
      3,000,000     Italy, Government of, Sr. Unsub., 5.00%, 8/1/2034                                                      4,345,220
                       TOTAL                                                                                              38,287,293
                    SUPRANATIONAL--0.3%
        310,000     Corp Andina De Fomento, Unsub., 6.375%, 6/18/2009                                                        428,515
                    TELECOMMUNICATIONS & CELLULAR--4.6%
      1,500,000     Deutsche Telekom AG, Company Guarantee, 6.625%, 7/11/2011                                              2,167,548
      1,900,000     France Telecommunications, Bond, (Series REGS), 6.75%, 3/14/2008                                       2,578,355
      1,650,000     Telecom Italia SpA, Company Guarantee, (Series EMTN), 5.875%, 1/24/2008                                2,214,643
                       TOTAL                                                                                               6,960,546
                       TOTAL EURO                                                                                         68,614,430
                    JAPANESE YEN--36.4%
                    BANKING--21.1%
     94,000,000     Bank Nederlandse Gemeenten, Sr. Unsub., 0.80%, 9/22/2008                                                 794,884
    200,000,000     Bayerische Landesbank, Sr. Note, (Series EMTN), 1.40%, 4/22/2013                                       1,692,762
    290,000,000     Cie Financement Foncier, Collateral Trust, (Series EMTN), 0.60%, 3/23/2010                             2,418,503
    460,000,000     DePfa ACS Bank, Collateral Trust, 0.75%, 9/22/2008                                                     3,886,944
    120,000,000     DePfa ACS Bank, (Series EMTN), 1.65%, 12/20/2016                                                       1,006,891
    500,000,000     European Investment Bank, 1.40%, 6/20/2017                                                             4,136,053
    580,000,000     KFW International Finance, 1.75%, 3/23/2010                                                            5,020,446
    495,000,000     Landwirtschaftliche Rentenbank, Foreign Gov't. Guarantee, (Series EMTN), 1.375%, 4/25/2013             4,183,943
    555,000,000     OEK Oest. Kontrollbank, Gilt, 1.80%, 3/22/2010                                                         4,811,078
    500,000,000     Pfandbriefstelle der Oesterreichischen Landes & Hypothekenbanken, Sr. Unsub., (Series EMTN),           4,299,257
                    1.60%, 2/15/2011
                       TOTAL                                                                                              32,250,761
                    FINANCE--2.7%
    500,000,000     General Electric Capital Corp., Sr. Unsub., (Series EMTN), 1.00%, 3/21/2012                            4,134,152
                    FINANCIAL INTERMEDIARIES--2.8%
    500,000,000     Eksportfinans, Bond, 1.80%, 6/21/2010                                                                  4,331,771
                    SOVEREIGN-6.0%
    400,000,000     Italy, Government of, Bond, 1.80%, 2/23/2010                                                           3,455,114
    265,000,000     Japan, Government of, Bond, 0.50%, 6/20/2013                                                           2,126,051
    425,000,000     Japan, Government of, Bond, 0.80%, 3/20/2013                                                           3,483,051
                       TOTAL                                                                                               9,064,216
                    STATE/PROVINCIAL--3.1%
    550,000,000     Ontario, Province of, Note, (Series EMTN), 1.875%, 1/25/2010                                           4,771,915
                    SUPRANATIONAL--0.7%
    113,000,000     Inter-American Development Bank, 1.90%, 7/8/2009                                                         978,408
                       TOTAL JAPANESE YEN                                                                                 55,531,223
                    MEXICAN PESO--4.0%
                    SOVEREIGN--4.0%
     29,000,000     Mexico, Government of, Bond, 10.00%, 12/5/2024                                                         3,060,479
     33,150,000     Mexico, Government of, Bond, 8.00%, 12/24/2008                                                         2,985,941
                       TOTAL MEXICAN PESO                                                                                  6,046,420
                    NORWEGIAN KRONE-1.9%
                    SOVEREIGN-1.9%
     18,000,000     Norway, Government of, 5.50%, 5/15/2009                                                                2,989,947
                    SWEDISH KRONA--1.6%
                    SOVEREIGN--1.6%
     16,100,000     Sweden, Government of, 4.50%, 8/12/2015                                                                2,415,478
                    SWISS FRANC--1.4%
                    BROKERAGE--1.4%
      2,700,000     Credit Suisse First Boston (Europe) Ltd., London, Jr. Sub. Note, 4.375%, 7/29/2049                     2,230,801
                       TOTAL BONDS                                                                                       152,939,300
                       (IDENTIFIED COST $156,257,068)
                    MUTUAL FUND--0.2%
        313,584   1 Prime Value Obligations Fund, Institutional Shares (AT NET ASSET VALUE)                                  313,584
                       TOTAL INVESTMENTS-100.4%                                                                          153,252,884
                       (IDENTIFIED COST $156,570,652)2
                       OTHER ASSETS AND LIABILITIES -NET-(0.4)%                                                            (677,589)
                       TOTAL NET ASSETS -100%                                                                          $ 152,575,295

1    Affiliated company.

2 At February 28, 2007, the cost of investments for federal tax purposes was $158,051,192. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $4,798,308. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,647,048 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,445,356.



At February 28, 2007, the Fund had outstanding  foreign currency  commitments as follows:
 SETTLEMENT DATE      FOREIGN CURRENCY           IN EXCHANGE FOR CONTRACTS AT VALUE     UNREALIZED
                      UNITS TO                                                      (DEPRECIATION)
                      DELIVER/RECEIVE
 CONTRACTS PURCHASED:
 3/12/2007            6,483,539,100 Japanese Yen   $56,258,745      $54,838,610       $(1,420,135)
 CONTRACTS SOLD:
 3/12/2007            42,577,830 Euro              $56,258,745      $56,374,355         $(115,610)
 NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS                            $(1,535,745)

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.





FEDERATED INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

  SHARES         VALUE IN
             U.S. DOLLARS

                 COMMON STOCKS--96.2%
                 BERMUDA--0.7%
    26,900     1 Central European Media Enterprises Ltd., Class A          $   2,183,473
                 BRAZIL--2.4%
   155,200       Companhia Vale Do Rio Doce, ADR                               4,586,160
    27,900       Unibanco Uniao de Bancos Brasileiros SA, GDR                  2,384,892
                    TOTAL                                                      6,971,052
                 CANADA--5.6%
   123,300       EnCana Corp.                                                  5,993,164
   295,000     1 Kinross Gold Corp.                                            4,146,546
   376,100       Talisman Energy, Inc.                                         6,485,924
                    TOTAL                                                     16,625,634
                 DENMARK--0.6%
    36,400       Vestas Wind Systems A/S                                       1,700,059
                 FRANCE--8.7%
    99,300       AXA                                                           4,226,102
    57,900       Accor SA                                                      5,112,984
    30,900       Schneider Electric SA                                         3,753,841
   100,815       Technip SA                                                    6,778,741
   149,400       Vivendi SA                                                    5,901,598
                    TOTAL                                                     25,773,266
                 GERMANY, FEDERAL REPUBLIC OF--6.0%
    28,300       Allianz SE                                                    6,096,242
    98,100       Commerzbank AG, Frankfurt                                     4,050,404
    72,900       Siemens AG                                                    7,693,659
                    TOTAL                                                     17,840,305
                 GREECE--0.9%
    68,927       EFG Eurobank                                                  2,557,656
                 HONG KONG--0.2%
   976,000     1 China Properties Group Ltd.                                     442,217
                 HUNGARY--0.8%
   489,332     1 Ablon Group                                                   2,395,596
                 INDIA--0.9%
   128,800       Satyam Computer Services Ltd., ADR                            2,776,928
                 ITALY--1.1%
   308,887       Davide Campari - Milano SpA                                   3,135,232
                 JAPAN--23.4%
   147,200       Advantest Corp.                                               6,886,986
       407       East Japan Railway Co.                                        3,120,986
   150,600       JSR Corp.                                                     3,484,875
   163,000       Mitsubishi Estate Co. Ltd.                                    5,079,554
       734       Mitsubishi UFJ Financial Group, Inc.                          9,050,249
       911       Mizuho Financial Group, Inc.                                  6,385,694
    33,800       Nidec Corp.                                                   2,212,229
   349,100       Nissan Motor Co., Ltd.                                        4,044,972
    70,000       Nitori Co.                                                    3,286,885
   191,700       Nomura Holdings, Inc.                                         4,168,799
    26,900       SMC Corp.                                                     3,589,393
   198,300       Sumitomo Electric Industries                                  2,957,502
   154,000       Sundrug Co. Ltd.                                              3,400,980
   377,000       Taiyo Nippon Sanso Corp.                                      3,368,516
   189,000       Tokuyama Corp.                                                3,280,086
   124,400       Tokyo Seimitsu Co. Ltd.                                       4,685,618
                    TOTAL                                                     69,003,324
                 KOREA, REPUBLIC OF--2.1%
    13,600       Hana Financial Holdings                                         722,098
     8,998       Samsung Electronics Co.                                       5,417,719
                    TOTAL                                                      6,139,817
                 LUXEMBOURG--0.8%
    31,300     1 Millicom International Cellular S.A., ADR                     2,250,470
                 MEXICO--1.5%
    32,400       America Movil S.A. de C.V., Class L, ADR                      1,419,120
    90,300       Cemex S.A. de C.V., ADR                                       3,068,394
                    TOTAL                                                      4,487,514
                 NETHERLANDS--4.5%
    99,600       ING Groep NV                                                  4,253,369
    78,300       Koninklijke Numico NV                                         4,036,969
   139,518       Philips Electronics NV                                        5,127,207
                    TOTAL                                                     13,417,545
                 RUSSIA--1.0%
    89,500 1,2,3 OAO TMK, GDR                                                  2,953,500
                 SPAIN--1.7%
   275,400       Banco Santander Central Hispano, SA                           5,105,953
                 SWEDEN--0.5%
    30,550       Hennes & Mauritz AB, Class B                                  1,596,526
                 SWITZERLAND--11.7%
    69,900       Adecco SA                                                     4,662,676
    96,500       Credit Suisse Group                                           6,690,392
    15,023       Nestle SA                                                     5,596,030
   194,507       Novartis AG                                                  10,828,110
    37,198       Roche Holding AG                                              6,635,088
                    TOTAL                                                     34,412,296
                 UNITED KINGDOM--17.4%
 2,102,600       ARM Holdings PLC                                              5,296,497
   101,000     1 Amdocs Ltd.                                                   3,495,610
   386,252       Britvic                                                       2,340,457
   301,632       Diageo PLC                                                    5,951,166
   434,182       Game Group PLC                                                1,193,918
   478,800       GlaxoSmithKline PLC                                          13,448,223
   124,230       Rio Tinto PLC                                                 6,676,015
   156,651       Shire PLC                                                     3,323,010
   191,291       Smiths Industries                                             3,869,960
   389,238       WPP Group PLC                                                 5,649,817
                    TOTAL                                                     51,244,673
                 UNITED STATES--3.7%
    95,600     1 Transocean Sedco Forex, Inc.                                  7,330,608
   142,300       Virgin Media, Inc.                                            3,729,683
                    TOTAL                                                     11,060,291
                    TOTAL COMMON STOCKS (IDENTIFIED COST $234,573,176)       284,073,327
                 PREFERRED STOCKS--1.2%
                 BRAZIL--1.2%
     2,749       Net Servicos de Comunicacao SA                                   35,003
   265,500       Net Servicos de Comunicacao SA                                3,380,571
                    TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,042,180)        3,415,574
                    TOTAL INVESTMENTS - 97.4%                                287,488,901
                    (IDENTIFIED COST $237,615,356)4
                    OTHER ASSETS AND LIABILITIES - NET - 2.6%                  7,632,892
                    TOTAL NET ASSETS - 100%                                $ 295,121,793

1    Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2007, this restricted security amounted to $2,953,500, which represented 1.0% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At February 28, 2007, this liquid restricted security amounted to $2,953,500, which represented 1.0% of total net assets.

4 At February 28, 2007, the cost of investments for federal tax purposes was $237,615,356. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $49,873,545. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $53,998,398 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,124,853.



 At February 28, 2007, the Fund had outstanding foreign currency commitments as follows:
 SETTLEMENT DATE      FOREIGN CURRENCY         IN EXCHANGE FOR   CONTRACTS AT VALUE    UNREALIZED APPRECIATION/
                      UNITS TO                                                                DEPRECIATION
                      DELIVER/RECEIVE
 CONTRACTS PURCHASED:
 3/1/2007             625,348 Swiss Franc         $514,732          $513,085                      $(1,647)
 5/7/2007             11,426,820 Euro            $14,644,270      $15,164,230                     $519,960
 5/7/2007             2,807,131 Euro             $3,650,000        $3,725,269                      $75,269
 5/7/2007             2,805,103 Euro             $3,650,000        $3,722,578                      $72,578
 7/18/2007            429,918,900 Japanese Yen   $3,650,000        $3,696,347                      $46,347
 7/18/2007            430,028,400 Japanese Yen   $3,650,000        $3,697,288                      $47,288
 CONTRACTS SOLD:
 3/1/2007             1,158,481 Euro             $1,535,913        $1,533,075                       $2,838
 3/2/2007             248,497,919 Japanese Yen   $2,101,178        $2,098,623                       $2,555
 NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS                                        $765,188


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Directors may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.

The following acronyms are used throughout this portfolio:

 ADR --American Depositary Receipt
 GDR --Global Depositary Receipt





ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INTERNATIONAL SERIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        April 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007